UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Western Asset

Core Bond

Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Core Bond Portfolio

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Portfolio for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 30, 2010

Western Asset Core Bond Portfolio	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended June 30, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, caused investor sentiment to turn negative and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

IV	Western Asset Core Bond Portfolio

Investment commentary (cont’d)

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short-and long- term Treasury yields fluctuated during the period but generally moved lower. When the period began, two-and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two-and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two-and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%.

Performance review

For the six months ended June 30, 2010, Class I shares of Western Asset Core Bond Portfolio returned 8.23%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 5.33% for the same period. The Lipper Intermediate Investment Grade Debt Funds Category Average1 returned 5.35% over the same time frame.

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Western Asset Core Bond Portfolio:
Class IS2	8.26%
Class I2	8.23%
Class FI2	8.09%
Barclays Capital U.S. Aggregate Index	5.33%
Lipper Intermediate Investment Grade Debt Funds Category Average	5.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www. leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2010 for Class IS, I and FI shares were 3.84%, 3.78% and 3.52%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield for Class FI shares would have been 3.50%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class IS, Class I and Class FI shares were 0.44%, 0.49% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.50% for Class IS shares and 0.75% for Class FI shares. This expense limitation agreement cannot be terminated prior to April 30, 2011 without the Board of Directors’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 588 funds in the Fund’s Lipper category.

[2]

Class IS, Class I and Class FI shares were formerly known as Institutional Select Class, Institutional Class and Financial Intermediary Class shares, respectively. Fund share classes were renamed in April 2010.

Western Asset Core Bond Portfolio	V

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 30, 2010

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Standard & Poor’s Debt Ratings1 (%) as a percent of total investments

Maturity Schedule (%) as a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of June 30, 2010 and do not include derivatives such as Futures Contracts, Options Written and Swaps. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

[1]

Source: Standard & Poor’s Rating Service. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s (“S&P”), a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of S&P and are not measures of quality or guarantees of performance. Securities held by the Fund may be rated by other NRSROs, and these ratings may be higher or lower. The Fund itself has not been rated by a NRSRO and the credit quality of the investments in the Fund’s portfolio does not apply to the stability or safety of the Fund.

[2]	Preferred stocks do not have defined maturity dates.

2	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS4	8.26%	$1,000.00	$1,082.60	0.44%	$2.27	Class IS4	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class I4	8.23	1,000.00	1,082.30	0.50	2.58	Class I4	5.00	1,000.00	1,022.32	0.50	2.51
Class FI4	8.09	1,000.00	1,080.90	0.75	3.87	Class FI4	5.00	1,000.00	1,021.08	0.75	3.76

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2010

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS	—Asset Backed Securities
BAI	—Barclays Capital U.S. Aggregate Index
CMBS	—Commercial Mortgage Backed Securities
HY	—High Yield
IG Credit	—Investment Grade Credit
MBS	—Mortgage Backed Securities

4	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2010

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS	—Asset Backed Securities
BAI	—Barclays Capital U.S. Aggregate Index
CMBS	—Commercial Mortgage Backed Securities
HY	—High Yield
IG Credit	—Investment Grade Credit
MBS	—Mortgage Backed Securities

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2010

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 34.1%
Consumer Discretionary — 2.4%
Automobiles — 0.0%
DaimlerChrysler North America Holding Corp., Notes	5.875%	3/15/11	$700,000	$721,256
Motors Liquidation Co.	9.450%	11/1/11	160,000	48,000	(a)
Motors Liquidation Co.	8.100%	6/15/24	23,000	6,785	(a)
Motors Liquidation Co., Debentures	9.400%	7/15/21	43,000	12,309	(a)
Motors Liquidation Co., Step Bond	0.000%	3/15/36	567,000	90,720	(a)
Total Automobiles				879,070
Hotels, Restaurants & Leisure — 0.2%
Marriott International Inc.	5.810%	11/10/15	4,400,000	4,835,873
Leisure Equipment & Products — 0.3%
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	8,630,000	8,457,400
Media — 1.3%
CBS Corp.	7.625%	1/15/16	2,750,000	3,043,114
Comcast Corp., Notes	6.500%	1/15/15	1,200,000	1,377,289
Comcast Corp., Senior Notes	6.500%	1/15/17	1,500,000	1,718,757
Comcast Corp., Senior Notes	6.950%	8/15/37	3,130,000	3,560,457
News America Inc., Senior Notes	6.200%	12/15/34	105,000	110,588
News America Inc., Senior Notes	6.650%	11/15/37	700,000	785,614
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	4,740,000	6,034,366
Time Warner Cable Inc., Senior Notes	6.200%	7/1/13	6,470,000	7,236,307
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,180,000	1,488,852
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	8,630,000	10,613,191
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	2,950,000	3,258,933
Viacom Inc.	6.250%	4/30/16	3,400,000	3,856,443
Total Media				43,083,911
Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	4,445,000	4,748,296
Specialty Retail — 0.5%
Autozone Inc.	6.950%	6/15/16	5,620,000	6,629,897
Home Depot Inc.	5.250%	12/16/13	2,740,000	3,012,759
Home Depot Inc.	5.400%	3/1/16	4,250,000	4,730,305
Total Specialty Retail				14,372,961
Total Consumer Discretionary				76,377,511
Consumer Staples — 2.3%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	6,620,000	7,133,666
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	1,960,000	2,049,249	(b)
Diageo Finance BV	3.250%	1/15/15	4,990,000	5,132,474
Total Beverages				14,315,389
Food & Staples Retailing — 1.1%
CVS Corp., Pass-through Certificates	6.117%	1/10/13	2,934,429	3,143,360	(b)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	29,562,802	30,236,243
Kroger Co., Senior Notes	6.400%	8/15/17	580,000	675,119
Kroger Co., Senior Notes	6.150%	1/15/20	850,000	981,898
Total Food & Staples Retailing				35,036,620

See Notes to Financial Statements.

6	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Food Products — 0.5%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	$8,210,000	$8,797,433
Sara Lee Corp., Notes	6.250%	9/15/11	5,500,000	5,824,148
Unilever Capital Corp.	7.125%	11/1/10	1,730,000	1,766,607
Total Food Products				16,388,188
Tobacco — 0.3%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,680,000	4,593,030
Reynolds American Inc., Senior Notes	7.250%	6/1/12	4,535,000	4,875,760
Total Tobacco				9,468,790
Total Consumer Staples				75,208,987
Energy — 3.1%
Energy Equipment & Services — 0.2%
Sonat Inc., Notes	7.625%	7/15/11	5,000,000	5,157,870
Oil, Gas & Consumable Fuels — 2.9%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	14,503,000	12,482,689
Conoco Funding Co.	7.250%	10/15/31	350,000	434,348
Conoco Funding Co., Notes	6.350%	10/15/11	400,000	426,684
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	2,780,000	3,411,730
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,610,000	4,223,667
Gazprom, Loan Participation Notes	6.212%	11/22/16	850,000	857,480	(b)
Hess Corp., Notes	8.125%	2/15/19	5,610,000	6,993,179
Hess Corp., Notes	7.875%	10/1/29	3,840,000	4,725,162
Hess Corp., Notes	7.300%	8/15/31	1,915,000	2,259,330
Kerr-McGee Corp., Notes	6.950%	7/1/24	650,000	590,621
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	4,650,000	4,998,327
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	3,180,000	3,384,347
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,199,000	13,575,924
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	2,720,000	2,887,514
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	2,428,000	2,445,112
Shell International Finance BV, Senior Notes	4.375%	3/25/20	7,960,000	8,228,491
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,110,000	1,298,690
Williams Cos. Inc., Debentures	7.500%	1/15/31	5,378,000	5,720,697
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	2,399,000	2,799,549
XTO Energy Inc., Senior Notes	7.500%	4/15/12	10,379,000	11,556,456
XTO Energy Inc., Senior Notes	6.750%	8/1/37	320,000	412,241
Total Oil, Gas & Consumable Fuels				93,712,238
Total Energy				98,870,108
Financials — 17.6%
Capital Markets — 1.6%
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	770,000	581,350	(b)(c)
Goldman Sachs Group Inc.	5.625%	1/15/17	9,935,000	10,045,378
Goldman Sachs Group Inc., Notes	6.600%	1/15/12	710,000	750,927
Goldman Sachs Group Inc., Notes	5.450%	11/1/12	1,760,000	1,854,054
Goldman Sachs Group Inc., Notes	4.750%	7/15/13	540,000	563,799
Goldman Sachs Group Inc., Notes	5.250%	10/15/13	1,600,000	1,686,574
Goldman Sachs Group Inc., Senior Notes	5.300%	2/14/12	310,000	322,657
Goldman Sachs Group Inc., Senior Notes	3.625%	8/1/12	1,110,000	1,130,764

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	7

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	$12,240,000	$12,094,540
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	2,960,000	710,400	(a)(b)(e)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	20,280,000	4,867,200	(a)(b)(e)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	30,520,000	3,052	(a)(b)(e)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	1,300,000	130	(a)(d)
Lehman Brothers Holdings Inc., Medium-Term Notes	6.750%	12/28/17	29,990,000	14,995	(a)
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	6.200%	9/26/14	4,370,000	863,075	(a)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	11,920,000	5,960	(a)
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	3,510,000	3,187,698
Morgan Stanley, Medium-Term Notes	0.754%	10/18/16	4,040,000	3,514,117	(c)
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	3,070,000	3,075,268
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	5,350,000	5,323,518
Total Capital Markets				50,595,456
Commercial Banks — 4.7%
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	500,000	337,500	(b)(c)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	4,280,000	4,452,835	(b)
Bank One Corp.	7.875%	8/1/10	4,500,000	4,520,083
Bank One Corp., Subordinated Notes	5.900%	11/15/11	2,000,000	2,101,754
Barclays Bank PLC, Senior Notes	5.200%	7/10/14	2,060,000	2,174,025
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,750,000	4,793,909	(b)
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	4,450,000	4,574,711	(b)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	1,900,000	1,972,284	(b)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	9,970,000	9,421,650	(b)(c)(d)
Glitnir Banki HF, Notes	6.330%	7/28/11	6,080,000	1,580,800	(a)(b)(e)
Glitnir Banki HF, Notes	6.375%	9/25/12	8,920,000	2,319,200	(a)(b)(e)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	1,600,000	2,000	(a)(b)(d)(e)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	11,830,000	14,788	(a)(b)(e)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	3,105,000	2,157,975	(b)(c)(d)
HBOS Treasury Services PLC	5.250%	2/21/17	2,500,000	2,623,308	(b)
HSBC Capital Funding LP, Subordinated Notes	4.610%	6/27/13	1,630,000	1,405,039	(b)(c)(d)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	17,170,000	1,931,625	(a)(b)(e)
Lloyds TSB Bank PLC, Bonds	4.375%	1/12/15	6,210,000	5,983,080	(b)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	6,460,000	6,097,562	(b)
Nordea Bank AB, Senior Notes	3.700%	11/13/14	6,410,000	6,529,918	(b)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	7,003,000	8,648,705	(b)(c)(d)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	13,670,000	12,579,271	(b)(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	3,700,000	2,118,250	(c)(d)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	9,060,000	9,183,551
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	1,700,000	1,691,435
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	2,430,000	2,411,775	(c)
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	6,700,000	6,436,710	(c)
Shinsei Finance Cayman Ltd., Junior Subordinated Bonds	6.418%	7/20/16	11,080,000	7,123,055	(b)(c)(d)
SunTrust Capital, Trust Preferred Securities	6.100%	12/1/66	14,970,000	11,395,912	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.800%	3/15/11	5,310,000	4,221,450	(c)(d)
Wachovia Corp., Senior Notes	5.750%	6/15/17	16,100,000	17,584,404

See Notes to Financial Statements.

8	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Wells Fargo Capital X, Capital Securities	5.950%	12/1/86	$1,890,000	$1,676,264
Total Commercial Banks				150,064,828
Consumer Finance — 2.4%
Aiful Corp., Notes	5.000%	8/10/10	3,720,000	3,599,100	(b)
American Express Co., Subordinated Debentures	6.800%	9/1/66	1,000,000	952,500	(c)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	14,560,000	15,664,682
American General Finance Corp., Medium-Term Notes	6.900%	12/15/17	4,070,000	3,240,737
Capital One Financial Corp.	6.150%	9/1/16	3,170,000	3,354,294
Ford Motor Credit Co., Senior Notes	7.250%	10/25/11	5,910,000	6,071,166
Ford Motor Credit Co., LLC, Bonds	7.375%	2/1/11	6,435,000	6,555,483
GMAC Inc., Senior Notes	7.250%	3/2/11	519,000	527,434
GMAC LLC, Debentures	0.000%	6/15/15	220,000	138,050
HSBC Finance Corp.	7.000%	5/15/12	700,000	753,733
HSBC Finance Corp., Senior Notes	8.000%	7/15/10	690,000	691,102
HSBC Finance Corp., Subordinated Notes	6.375%	11/27/12	440,000	475,173
SLM Corp., Medium-Term Notes	5.375%	5/15/14	3,000,000	2,743,080
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	42,895,000	31,482,828
Total Consumer Finance				76,249,362
Diversified Financial Services — 5.4%
Air 2 US, Notes	8.027%	10/1/19	6,854,572	6,323,343	(b)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	2,620,000	2,816,851
Citigroup Inc., Notes	6.000%	12/13/13	8,800,000	9,232,194
Citigroup Inc., Senior Notes	6.375%	8/12/14	2,170,000	2,304,872
Citigroup Inc., Senior Notes	5.500%	10/15/14	860,000	884,179
Citigroup Inc., Senior Notes	6.010%	1/15/15	9,460,000	9,922,433
Citigroup Inc., Senior Notes	5.875%	5/29/37	17,000,000	15,942,991
Citigroup Inc., Senior Notes	6.875%	3/5/38	7,330,000	7,689,647
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	2,000,000	1,817,780
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	21,370,000	21,970,241
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	13,700,000	15,126,608
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	22,960,000	21,352,800	(c)
ILFC E-Capital Trust I	5.900%	12/21/65	10,600,000	6,797,250	(b)(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,160,000	2,667,600	(b)(c)
JP Morgan and Co. Inc.	1.714%	2/15/12	2,000,000	2,007,480	(c)
JPMorgan Chase & Co., Subordinated Notes	5.750%	1/2/13	3,770,000	4,054,729
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	7,855,000	8,593,598
Merna Reinsurance Ltd., Subordinated Notes	2.040%	7/7/10	13,500,000	13,497,300	(b)(c)
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	4,660,000	4,508,503	(c)(d)
Patrons’ Legacy	5.775%	12/23/63	5,800,000	5,446,780	(b)(f)
PHH Corp.	7.125%	3/1/13	3,410,000	3,324,750
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	2,420,000	2,504,700	(b)
TNK-BP Finance SA, Senior Notes	6.625%	3/20/17	2,990,000	2,945,150	(b)
Total Diversified Financial Services				171,731,779
Insurance — 2.8%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	12,690,000	8,629,200
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	2,370,000	2,118,188

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	9

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
ASIF Global Financing XIX	4.900%	1/17/13	$1,210,000	$1,185,800	(b)
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	6,370,000	6,559,896
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	3,070,000	3,092,098
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/66	36,170,000	31,829,600
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	5,340,000	6,219,738	(b)
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/67	32,760,000	30,741,034	(c)
Total Insurance				90,375,554
Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	3,550,000	3,782,813
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	18,400,000	19,181,871
Total Financials				561,981,663
Health Care — 1.2%
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	2,900,000	3,090,257
Health Care Providers & Services — 0.6%
AmerisourceBergen Corp.	5.875%	9/15/15	3,050,000	3,412,261
AmerisourceBergen Corp.	5.625%	9/15/12	3,520,000	3,815,247
WellPoint Inc., Notes	5.875%	6/15/17	900,000	1,002,656
WellPoint Inc., Notes	7.000%	2/15/19	2,780,000	3,297,519
WellPoint Inc., Senior Notes	6.000%	2/15/14	6,110,000	6,851,412
Total Health Care Providers & Services				18,379,095
Pharmaceuticals — 0.5%
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	4,330,000	5,043,986	(b)
Wyeth, Notes	5.950%	4/1/37	9,750,000	11,044,303
Total Pharmaceuticals				16,088,289
Total Health Care				37,557,641
Industrials — 4.1%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	4.875%	2/15/20	5,210,000	5,736,460
Systems 2001 Asset Trust	6.664%	9/15/13	7,719,955	8,183,152	(b)
Total Aerospace & Defense				13,919,612
Airlines — 2.0%
Continental Airlines Inc.	6.820%	5/1/18	548,237	546,592
Continental Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	2,298,251	2,298,251
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	2,744,336	2,758,058
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	3,929,161	3,854,507
Continental Airlines Inc., Pass-Through Certificates	6.703%	12/15/22	3,022,557	3,015,001
Delta Air Lines Inc., Pass-Through Certificates	7.111%	3/18/13	15,600,000	16,107,000
Delta Air Lines Inc., Pass-Through Certificates	6.821%	2/10/24	9,773,605	9,651,435
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.570%	5/18/12	7,136,000	7,225,200
Northwest Airlines Corp., Pass-Through Certificates	7.575%	9/1/20	4,515,179	4,560,331
Northwest Airlines Inc., Pass-Through Certificates	1.019%	5/20/14	2,077,710	1,841,370	(c)
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,679,019
US Airways Pass-Through Trust	6.850%	1/30/18	8,745,337	8,045,710
Total Airlines				62,582,474

See Notes to Financial Statements.

10	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Building Products — 0.2%
Masco Corp.	7.125%	8/15/13	$3,320,000	$3,483,726
Masco Corp.	6.125%	10/3/16	4,120,000	3,986,318
Total Building Products				7,470,044
Commercial Services & Supplies — 0.4%
Waste Management Inc.	5.000%	3/15/14	3,440,000	3,729,414
Waste Management Inc.	7.125%	12/15/17	6,000,000	7,108,740
Waste Management Inc., Senior Notes	6.375%	11/15/12	2,530,000	2,772,091
Total Commercial Services & Supplies				13,610,245
Industrial Conglomerates — 1.0%
Tyco International Group SA, Guaranteed Notes	6.750%	2/15/11	26,549,000	27,531,578
Tyco International Group SA, Notes	6.000%	11/15/13	2,950,000	3,301,941
United Technologies Corp., Senior Notes	5.400%	5/1/35	1,460,000	1,572,851
Total Industrial Conglomerates				32,406,370
Total Industrials				129,988,745
Information Technology — 0.2%
Communications Equipment — 0.2%
Motorola Inc.	8.000%	11/1/11	5,600,000	6,010,614
Materials — 0.3%
Metals & Mining — 0.3%
Corporacion Nacional del Cobre, Senior Notes	4.750%	10/15/14	1,750,000	1,889,086	(b)
Vale Overseas Ltd., Notes	8.250%	1/17/34	775,000	909,642
Vale Overseas Ltd., Notes	6.875%	11/21/36	5,199,000	5,420,015
Total Materials				8,218,743
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.7%
AT&T Inc., Global Notes	6.550%	2/15/39	7,410,000	8,299,874
BellSouth Corp.	5.200%	9/15/14	4,270,000	4,744,820
BellSouth Corp., Notes	4.750%	11/15/12	440,000	471,721
British Telecommunications PLC, Senior Notes	9.375%	12/15/10	1,755,000	1,815,063
CenturyTel Inc.	6.000%	4/1/17	4,120,000	4,107,607
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	5,370,000	5,875,543
Koninklijke KPN NV, Senior Notes	8.000%	10/1/10	8,240,000	8,371,288
SBC Communications Inc., Notes	5.100%	9/15/14	4,960,000	5,502,336
Telecom Italia Capital S.p.A., Senior Notes	5.250%	10/1/15	2,060,000	2,079,053
Telecom Italia Capital SA	5.250%	11/15/13	965,000	996,745
Telecom Italia Capital SA, Senior Notes	4.950%	9/30/14	2,570,000	2,575,155
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	6,445,000	6,459,778
Verizon Global Funding Corp.	7.250%	12/1/10	2,220,000	2,280,073
Verizon Global Funding Corp., Notes	7.375%	9/1/12	5,000	5,618
Total Diversified Telecommunication Services				53,584,674
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,710,000	2,962,342
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,950,000	2,014,687	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	45,000	42,975
Total Wireless Telecommunication Services				5,020,004
Total Telecommunication Services				58,604,678

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	11

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 1.1%
Electric Utilities — 0.7%
Exelon Corp., Bonds	5.625%	6/15/35	$345,000	$334,251
FirstEnergy Corp., Notes	6.450%	11/15/11	13,000	13,731
FirstEnergy Corp., Notes	7.375%	11/15/31	11,560,000	12,188,783
Hydro-Quebec, Global Debentures	6.300%	5/11/11	570,000	596,819
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	6,540,000	7,107,986
Progress Energy Inc.	7.100%	3/1/11	1,488,000	1,547,175
The Detroit Edison Co.	6.125%	10/1/10	920,000	931,502
Total Electric Utilities				22,720,247
Gas Utilities — 0.2%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	5,390,000	6,107,506
Independent Power Producers & Energy Traders — 0.1%
Energy Future Holdings Corp., Senior Notes	6.500%	11/15/24	1,090,000	490,500
TXU Corp., Senior Notes	6.550%	11/15/34	9,930,000	4,418,850
Total Independent Power Producers & Energy Traders				4,909,350
Multi-Utilities — 0.1%
Dominion Resources Inc., Notes	4.750%	12/15/10	570,000	579,868
Dominion Resources Inc., Senior Notes	5.700%	9/17/12	2,050,000	2,215,831
Total Multi-Utilities				2,795,699
Total Utilities				36,532,802
Total Corporate Bonds & Notes (Cost — $1,210,535,292)				1,089,351,492
Asset-Backed Securities — 3.9%
Financials — 3.9%
Automobiles — 0.6%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	1,530,000	1,585,236	(b)
Drive Auto Receivables Trust, 2006-2 A3	5.330%	4/15/14	11,185,767	11,189,018	(b)
E-Trade RV and Marine Trust, 2004-1 A3	3.620%	10/8/18	60,322	60,517
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	6,060,000	6,557,355	(b)
Total Automobiles				19,392,126
Home Equity — 2.7%
Amortizing Residential Collateral Trust, 2002-BC1M A	0.627%	1/1/32	1,437,062	991,573	(c)(f)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.382%	7/25/32	2,076,370	1,475,549	(c)
Asset-Backed Funding Certificates, 2002-SB1 AII1	0.777%	12/25/30	1,009,191	909,217	(c)
Bayview Financial Acquisition Trust, 2005-B M1	0.797%	4/28/39	610,000	426,221	(c)
Bear Stearns Asset-Backed Securities Trust, 2007-HE6 1A1	1.597%	8/25/37	8,017,240	5,317,571	(c)
CDC Mortgage Capital Trust, 2002-HE1 A	0.967%	1/25/33	411,523	332,314	(c)
CIT Group Home Equity Loan Trust, 2002-1 AV	0.637%	3/25/33	195,413	185,057	(c)
Citigroup Mortgage Loan Trust Inc., 2007-SHL1 A	0.747%	11/25/46	3,854,974	1,746,095	(b)(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.967%	9/25/33	467,213	373,089	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.487%	11/15/36	7,933,501	5,718,825	(c)
Countrywide Home Equity Loan Trust, 2007-GW A	0.900%	8/15/37	608,308	467,114	(c)
Equity One ABS Inc., 2003-3 AF4	4.995%	12/25/33	4,068,582	3,926,320
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.097%	2/25/31	24,752,077	17,843,129	(b)(c)
GMAC Mortgage Corp. Loan Trust, 2005-HE3 A1VN	0.607%	2/25/36	16,245,097	7,351,313	(c)
GSAMP Trust, 2006-S4 A1	0.437%	5/25/36	1,511,771	109,372	(c)
Lehman XS Trust, 2006-2N 1A1	0.607%	2/25/46	12,055,394	6,034,979	(c)

See Notes to Financial Statements.

12	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Home Equity — continued
Lehman XS Trust, 2006-GP4 3A1A	0.417%	8/25/46	$437,170	$428,060	(c)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.868%	1/21/31	152,993	104,311	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.507%	10/25/36	3,149,088	1,146,318	(c)
Merrill Lynch Mortgage Investors Trust, 2007-SD1 A1	0.797%	2/25/47	37,931,449	17,977,914	(c)
MSCC HELOC Trust, 2005-1 A	0.537%	7/25/17	1,309,015	854,702	(c)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.127%	1/25/31	532,995	240,959	(c)
RAAC Series, 2007-SP3 A1	1.547%	9/25/47	638,679	440,588	(c)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	1.027%	3/25/33	127,892	79,054	(c)
Residential Asset Securities Corp., 2001-KS2 AII	0.807%	6/25/31	202,353	151,295	(c)
Residential Asset Securities Corp., 2001-KS3 AII	0.807%	9/25/31	81,989	57,202	(c)
SACO I Trust, 2005-10 1A	0.607%	6/25/36	2,781,347	912,307	(c)
SACO I Trust, 2005-8 A1	0.627%	11/25/35	753,031	355,095	(c)
Securitized Asset-Backed Receivables LLC, 2007-BR2 A2	0.577%	2/25/37	18,583,752	8,735,293	(c)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	2,343,862	2,193,647
Total Home Equity				86,884,483
Manufactured Housing — 0.1%
Conseco Finance Securitizations Corp., 2000-5 A6	7.960%	2/1/32	3,239,285	2,778,065
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/27	281,749	28,144	(c)
Total Manufactured Housing				2,806,209
Student Loan — 0.5%
EFS Volunteer LLC, 2010-1 A2	1.389%	10/25/35	3,600,000	3,352,500	(b)(c)
Kentucky Higher Education Student Loan Corp., 2010-1 A2	1.439%	5/1/34	4,500,000	4,492,485	(c)
SLM Student Loan Trust, 2006-5 A5	0.426%	1/25/27	6,030,000	5,684,461	(c)
Student Loan Consolidation Center, 2002-1 A1	2.235%	3/1/42	400,000	356,000	(b)(c)(f)
Student Loan Consolidation Center, 2002-2 A16	2.670%	7/1/42	900,000	801,000	(b)(c)(f)
Student Loan Consolidation Center, 2002-2 A9	1.845%	7/1/42	2,300,000	2,047,000	(b)(c)(f)
Total Student Loan				16,733,446
Total Asset-Backed Securities (Cost — $185,477,141)				125,816,264
Collateralized Mortgage Obligations — 17.6%
American Home Mortgage Assets, 2006-4 1A12	0.553%	10/25/46	750,039	379,266	(c)
Banc of America Commercial Mortgage Inc., 2005-5 A4	5.115%	10/10/45	10,000	10,617	(c)
Banc of America Commercial Mortgage Inc., 2006-3 A4	5.889%	7/10/44	15,400,000	15,642,528	(c)
Banc of America Commercial Mortgage Inc., 2007-5 A3	5.620%	2/10/51	3,710,000	3,832,865
Banc of America Funding Corp., 2005-E 8A1	3.044%	6/20/35	10,434,751	5,210,823	(c)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	5.413%	11/25/34	11,888,610	11,228,424	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.517%	11/25/36	6,518,959	3,432,982	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 3A2A	5.416%	9/25/35	3,834,849	2,205,490	(c)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.747%	5/25/35	1,580,558	1,406,775	(b)(c)
Commercial Mortgage Asset Trust, 1999-C1 A3	6.640%	1/17/32	370,790	370,790
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	7,956,837	8,178,292
Countrywide Alternative Loan Trust, 2005-14 2A1	0.557%	5/25/35	5,872,739	3,474,089	(c)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.607%	6/25/35	7,425,358	4,350,161	(c)
Countrywide Alternative Loan Trust, 2005-17 2A1	0.587%	5/25/35	15,884,199	8,482,003	(c)
Countrywide Alternative Loan Trust, 2005-38 A3	0.697%	9/25/35	4,826,208	2,741,204	(c)
Countrywide Alternative Loan Trust, 2005-56 3A1	0.637%	11/25/35	689,969	358,699	(c)
Countrywide Alternative Loan Trust, 2005-85CB 2A5	1.447%	2/25/36	7,995,327	4,762,904	(c)

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	13

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2006-0A2 A1	0.558%	5/20/46	$1,089,558	$552,121	(c)
Countrywide Alternative Loan Trust, 2006-OA7 3A1	0.557%	6/25/46	9,189,718	4,502,346	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2005-3 1A2	0.637%	4/25/35	8,340,446	4,706,272	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2005-9 1A1	0.647%	5/25/35	8,278,883	4,766,567	(c)
Countrywide Home Loans, 2005-09 2A1	0.567%	5/25/35	4,824,494	2,647,089	(c)
Countrywide Home Loans, 2005-R3 AF	0.747%	9/25/35	1,599,973	1,284,444	(b)(c)
Credit Suisse Mortgage Capital Certificates, 2006-C1 A4	5.609%	2/15/39	4,180,000	4,398,138	(c)
Credit Suisse Mortgage Capital Certificates, 2006-C5 A3	5.311%	12/15/39	13,000,000	12,863,666
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.797%	6/25/34	1,381,490	1,037,239	(b)
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.180%	6/26/35	12,130,000	10,084,142	(b)(c)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.629%	10/19/45	2,809,711	1,570,581	(c)
FFCA Secured Lending Corp., 1999-1A IO	1.179%	11/18/11	1,916,829	34,141	(b)(c)(e)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.717%	2/25/37	3,609,731	1,795,332	(c)
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	1,330,000	1,266,124
GMAC Mortgage Corp. Loan Trust, 2004-AR2 3A	4.028%	8/19/34	19,948,026	18,400,201	(c)
Government National Mortgage Association (GNMA)	4.500%	7/30/40	310,000	328,600	(f)
Government National Mortgage Association (GNMA), 2009-106 PD	4.500%	4/20/38	3,000,000	3,186,652
Government National Mortgage Association (GNMA), 2010-42 PC	5.000%	7/20/39	5,000,000	5,370,223
Government National Mortgage Association (GNMA), 2010-59 LB	4.500%	10/20/39	2,900,000	3,072,429
Government National Mortgage Association (GNMA), 2010-59 PB	4.500%	7/20/39	6,700,000	7,229,752
Government National Mortgage Association (GNMA), 2010-86 PB	4.500%	7/1/40	17,505,000	18,490,532
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.567%	6/25/45	5,619,229	3,297,599	(c)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.607%	10/25/45	1,056,934	609,093	(c)
Greenpoint Mortgage Funding Trust, 2006-AR4 A1A	0.447%	9/25/46	6,910,377	6,608,767	(c)
Greenpoint Mortgage Funding Trust, 2006-AR5 A1A	0.427%	10/25/46	11,485,117	10,410,098	(c)
GS Mortgage Securities Corp. II, 2005-GG4 AABA	4.680%	7/10/39	11,897,477	12,316,224
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.697%	3/25/35	12,642,891	10,157,400	(b)(c)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	4,516,621	4,590,210
Harborview Mortgage Loan Trust, 2005-7 1A1	3.675%	6/19/45	5,562,414	2,810,604	(c)
Harborview Mortgage Loan Trust, 2005-9 2A1A	0.688%	6/20/35	834,354	668,068	(c)
Harborview Mortgage Loan Trust, 2006-14 2A1A	0.498%	1/25/47	590,364	320,563	(c)
Harborview Mortgage Loan Trust, 2007-7 2A1A	1.347%	11/25/47	31,598,748	20,416,962	(c)
IMPAC Secured Assets Corp., 2005-2 A1	0.667%	3/25/36	985,174	546,344	(c)
Impac Secured Assets Corp., 2006-2 2A1	0.697%	8/25/36	2,374,316	1,913,539	(c)
Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1	6.127%	11/25/37	5,372,193	4,084,569	(c)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	5.099%	9/25/35	5,655,761	4,111,240	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 A4	5.794%	2/12/51	4,530,000	4,583,030	(c)
JPMorgan Mortgage Trust, 2007-A2 4A2	5.992%	4/25/37	11,550,000	9,591,247	(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, STRIPS	1.131%	3/15/36	14,868,258	87,599	(b)(c)(e)
LB-UBS Commercial Mortgage Trust, 2005-C3 AAB	4.664%	7/15/30	15,000,000	15,570,444
LB-UBS Commercial Mortgage Trust, 2005-C5 A4	4.954%	9/15/30	9,730,000	10,274,494
Luminent Mortgage Trust, 2007-2 2A1	0.577%	5/25/37	285,299	158,195	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.753%	12/25/34	135,074	97,262	(c)
MASTR Adjustable Rate Mortgages Trust, 2007-3 22A2	0.557%	6/25/47	28,613,771	17,046,139	(c)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	831,189	804,534	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	6,749,378	6,811,391	(b)

See Notes to Financial Statements.

14	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Medallion Trust, 2003-1G A	0.729%	12/21/33	$1,040,866	$995,381	(c)
Merrill Lynch Mortgage Investors Inc., 1998-C1 A3	6.720%	11/15/26	2,133,909	2,341,993	(c)
Merrill Lynch Mortgage Investors Inc., 2005-A3 A1	0.617%	4/25/35	539,644	372,144	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	5.512%	3/25/36	1,520,933	905,381	(c)
MLCC Mortgage Investors Inc., 2003-B A1	0.687%	4/25/28	1,580,418	1,418,841	(c)
MLCC Mortgage Investors Inc., 2006-1 1A	2.553%	2/25/36	465,024	377,432	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.552%	7/25/35	2,625,786	1,858,166	(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	17,653,811	17,178,712	(b)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	7,558,316	7,407,725	(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	37,517,702	32,027,062	(b)
Residential Accredit Loans Inc., 2006-QO1O A1	0.507%	1/25/37	13,321,296	7,547,633	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	8,006,174	5,282,794
Residential Asset Mortgage Products Inc., 2005-SL2 A4	7.500%	2/25/32	2,712,662	2,796,971
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	24,320,001	24,549,436
Structured ARM Loan Trust, 2005-19XS 1A1	0.667%	10/25/35	1,186,242	723,218	(c)
Structured Asset Mortgage Investments Inc., 2002-AR5 A1	0.798%	5/19/33	1,044,222	913,683	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A3	0.537%	7/25/46	14,225,667	7,259,699	(c)
Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.557%	8/25/36	12,498,883	6,887,547	(c)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	15,400,401	15,693,610
Structured Asset Securities Corp., 2005-RF3 1A	0.697%	6/25/35	690,786	544,658	(b)(c)
Structured Mortgage Asset Residential Trust, 1991-8 E	0.000%	1/25/23	204,000	21	(c)(e)
Wachovia Bank Commercial Mortgage Trust, 2005-C20 A7	5.118%	7/15/42	2,240,000	2,372,710	(c)
WaMu Alternative Mortgage Pass-Through Certificates, 2007-OA4 A1A	1.181%	4/25/47	20,957,812	10,721,870	(c)
WaMu Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	2,601,122	2,642,958
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10	1.547%	10/25/45	3,676,613	12,434	(b)(c)
Washington Mutual Inc., 2005-AR06 2A1A	0.577%	4/25/45	7,184,965	5,553,303	(c)
Washington Mutual Inc., 2005-AR4 A5	2.723%	4/25/35	2,500,000	2,015,239	(c)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.617%	7/25/45	7,609,555	5,902,534	(c)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.667%	8/25/45	20,067,882	15,654,152	(c)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.637%	10/25/45	12,099,259	9,406,762	(c)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.637%	12/25/45	7,357,801	5,123,355	(c)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.637%	12/26/45	15,383,293	10,268,640	(c)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2007-0A5 1A	1.171%	6/25/47	15,746,026	9,251,783	(c)
Washington Mutual Inc. Pass-Through Certificates, 2005-AR1 A2A1	0.687%	1/25/45	798,455	565,515	(c)
Washington Mutual Inc. Pass-Through Certificates, 2005-AR19 A1A1	0.617%	12/25/45	14,255,001	10,949,509	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR7 2A	1.401%	7/25/46	1,201,172	741,783	(c)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	5.217%	4/25/36	2,200,000	1,857,254	(c)
Total Collateralized Mortgage Obligations (Cost — $679,816,648)				561,662,026
Mortgage-Backed Securities — 25.3%
FHLMC — 3.5%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/13-5/1/29	499,525	543,390

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	15

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-8/1/35	$21,260,224	$22,909,712
Federal Home Loan Mortgage Corp. (FHLMC)	9.300%	4/15/19	63,185	71,153
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/20-8/1/33	9,983,832	10,696,844
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/24-5/1/32	1,687,521	1,915,556
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	6/1/32	25,369	28,221
Federal Home Loan Mortgage Corp. (FHLMC)	3.149%	10/1/35	1,575,183	1,641,875	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.846%	8/1/37	10,968,459	11,713,786	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/12/40	8,100,000	8,360,723	(g)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	8/12/40	47,400,000	50,710,606	(g)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	8/12/40	1,200,000	1,298,626	(g)
Federal Home Loan Mortgage Corp. (FHLMC), IO	10.000%	3/1/21	38,602	8,021	(e)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	7,538	7,135	(e)
Total FHLMC				109,905,648
FNMA — 17.0%
Federal National Mortgage Association (FNMA)	7.000%	11/1/10-2/1/33	5,996,732	6,785,726
Federal National Mortgage Association (FNMA)	8.000%	5/1/15	5,345	5,864
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-3/1/38	7,808,719	8,210,051
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-9/1/20	3,441,830	3,633,215
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-8/1/34	299,104,558	318,571,897
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-5/1/28	343,067	390,110
Federal National Mortgage Association (FNMA)	6.000%	7/19/25	8,370,000	9,077,524	(g)
Federal National Mortgage Association (FNMA)	4.500%	8/17/25-8/12/40	32,800,000	34,064,059	(g)
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-8/1/37	23,384,450	25,573,654
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-8/1/33	2,815,743	3,142,755
Federal National Mortgage Association (FNMA)	5.500%	11/1/33-11/1/35	47,143,977	50,807,897
Federal National Mortgage Association (FNMA)	3.481%	6/1/35	5,428,609	5,671,009	(c)
Federal National Mortgage Association (FNMA)	4.556%	7/1/35	2,434,888	2,542,500	(c)
Federal National Mortgage Association (FNMA)	3.344%	8/1/35	757,357	788,446	(c)
Federal National Mortgage Association (FNMA)	3.257%	9/1/35	1,534,136	1,603,332	(c)
Federal National Mortgage Association (FNMA)	3.367%	9/1/35	3,036,403	3,162,436	(c)
Federal National Mortgage Association (FNMA)	2.416%	10/1/35	11,566,953	11,880,333	(c)
Federal National Mortgage Association (FNMA)	3.147%	10/1/35	1,193,817	1,244,018	(c)
Federal National Mortgage Association (FNMA)	3.167%	10/1/35	1,055,605	1,099,965	(c)
Federal National Mortgage Association (FNMA)	3.170%	10/1/35	1,472,016	1,534,649	(c)
Federal National Mortgage Association (FNMA)	3.852%	10/1/35	1,021,739	1,065,916	(c)
Federal National Mortgage Association (FNMA)	2.382%	11/1/35	4,479,842	4,603,438	(c)
Federal National Mortgage Association (FNMA)	2.398%	11/1/35	4,448,342	4,572,641	(c)
Federal National Mortgage Association (FNMA)	2.409%	11/1/35	4,427,213	4,555,076	(c)
Federal National Mortgage Association (FNMA)	2.413%	11/1/35	4,848,059	4,988,101	(c)
Federal National Mortgage Association (FNMA)	2.417%	11/1/35	4,933,321	5,070,607	(c)
Federal National Mortgage Association (FNMA)	5.522%	2/1/37	21,133,223	22,441,595	(c)
Federal National Mortgage Association (FNMA)	4.000%	8/12/40	7,400,000	7,470,529	(g)
Federal National Mortgage Association (FNMA), IO	9.500%	2/1/17	6,941	1,203	(e)
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	4	88	(e)
Federal National Mortgage Association (FNMA), IO PAC	1,009.250%	8/25/21	241	5,518	(e)
Federal National Mortgage Association (FNMA), PO PAC	0.000%	5/25/22	43,985	42,411	(e)
Total FNMA				544,606,563

See Notes to Financial Statements.

16	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
GNMA — 4.8%
Government National Mortgage Association	8.000%	10/15/16-7/15/17	$78,494	$87,737
Government National Mortgage Association	7.500%	10/15/22-8/15/32	134,718	153,152
Government National Mortgage Association	7.000%	6/15/23-5/15/32	201,337	227,944
Government National Mortgage Association	6.500%	10/15/23-3/15/33	8,037,833	8,981,030
Government National Mortgage Association	6.000%	3/15/26-8/15/35	13,403,299	14,776,167
Government National Mortgage Association	5.500%	1/15/33	131,435	143,071
Government National Mortgage Association (GNMA)	6.500%	8/15/28-9/15/32	1,166,056	1,301,902
Government National Mortgage Association (GNMA)	6.000%	2/15/32-4/15/35	1,559,555	1,720,855
Government National Mortgage Association (GNMA)	4.500%	3/15/40	6,379,891	6,660,407
Government National Mortgage Association (GNMA)	4.000%	7/21/40	17,100,000	17,357,435	(g)
Government National Mortgage Association (GNMA)	4.500%	7/21/40	60,500,000	62,927,921	(g)
Government National Mortgage Association (GNMA)	5.000%	7/21/40-9/21/40	26,900,000	28,485,996	(g)
Government National Mortgage Association (GNMA)	6.000%	7/21/40	10,700,000	11,662,099	(g)
Total GNMA				154,485,716
Total Mortgage-Backed Securities (Cost — $771,215,552)				808,997,927
Municipal Bonds — 1.1%
California — 0.1%
California State, GO, Build America Bonds	7.300%	10/1/39	3,760,000	3,914,498
Georgia — 0.1%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	2,290,000	2,217,728
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	1,260,000	1,215,358
Total Georgia				3,433,086
Pennsylvania — 0.6%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.326%	5/1/46	15,150,000	13,407,750	(c)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.358%	5/1/46	7,350,000	6,504,750	(c)
Total Pennsylvania				19,912,500
Texas — 0.3%
Brazos Higher Education Authority Inc., Student Loan Revenue Note	1.850%	6/25/42	2,700,000	2,295,000	(c)
North Texas Higher Education Authority Inc., Student Loan Revenue	1.460%	7/1/30	7,025,000	6,972,242	(c)
Total Texas				9,267,242
Total Municipal Bonds (Cost — $36,559,165)				36,527,326
Sovereign Bonds — 0.5%
Mexico — 0.0%
United Mexican States, Medium-Term Notes	5.625%	1/15/17	160,000	175,600
United Mexican States, Medium-Term Notes	7.500%	4/8/33	302,000	378,255
Total Mexico				553,855
Russia — 0.5%
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	13,127,480	14,798,608	(b)
Total Sovereign Bonds (Cost — $14,293,083)				15,352,463
U.S. Government & Agency Obligations — 17.7%
U.S. Government Agencies — 2.5%
Federal Home Loan Mortgage Corp. (FHLMC)	5.625%	11/23/35	12,290,000	13,214,933
Federal National Mortgage Association (FNMA)	0.000%	10/9/19	27,330,000	16,895,953

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	17

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	$6,630,000	$8,622,030
Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	2,610,000	2,816,921
Financing Corp. (FICO) Strip	0.000%	4/5/19	1,150,000	841,312	(e)
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	5,910,000	4,449,107
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	1,670,000	1,305,115
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,280,000	4,859,992
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	10,100,000	7,717,612
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	4,920,000	3,616,564
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	820,000	593,667
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,060,000	3,930,390
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	5,990,000	4,577,079
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	310,000	220,260
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,295,152
Tennessee Valley Authority, Notes	5.250%	9/15/39	3,550,000	3,924,493
Total U.S. Government Agencies				80,880,580
U.S. Government Obligations — 15.2%
U.S. Treasury Bonds	3.500%	2/15/39	12,578,000	11,683,780
U.S. Treasury Bonds	4.250%	5/15/39	15,660,000	16,558,007
U.S. Treasury Bonds	4.500%	8/15/39	46,420,000	51,127,266
U.S. Treasury Bonds	4.375%	11/15/39	34,520,000	37,265,410
U.S. Treasury Bonds	4.625%	2/15/40	27,090,000	30,450,840
U.S. Treasury Notes	1.375%	5/15/13	10,470,000	10,597,629
U.S. Treasury Notes	2.250%	1/31/15	2,360,000	2,418,816
U.S. Treasury Notes	2.125%	5/31/15	1,210,000	1,230,800
U.S. Treasury Notes	3.125%	10/31/16	30,950,000	32,466,055
U.S. Treasury Notes	2.750%	11/30/16	52,810,000	54,142,607
U.S. Treasury Notes	3.250%	12/31/16	11,694,000	12,326,201
U.S. Treasury Notes	3.125%	1/31/17	53,390,000	55,838,412
U.S. Treasury Notes	2.750%	5/31/17	11,530,000	11,773,214
U.S. Treasury Notes	2.750%	2/15/19	4,851,000	4,832,809
U.S. Treasury Notes	3.125%	5/15/19	7,000	7,146
U.S. Treasury Notes	3.625%	8/15/19	47,590,000	50,322,713
U.S. Treasury Notes	3.625%	2/15/20	88,730,000	93,748,746
U.S. Treasury Notes	3.500%	5/15/20	1,640,000	1,716,358
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/18	7,530,000	6,105,347
Total U.S. Government Obligations				484,612,156
Total U.S. Government & Agency Obligations (Cost — $533,000,499)				565,492,736
U.S. Treasury Inflation Protected Securities — 3.4%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	29,918,655	33,188,674	(h)
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	15,233,976	16,108,741
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	32,191,882	35,662,554	(h)(i)
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	11,287,063	11,449,314	(h)(i)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	9,879,222	13,257,451	(i)
Total U.S. Treasury Inflation Protected Securities (Cost — $98,445,478)				109,666,734

See Notes to Financial Statements.

18	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Shares	Value
Convertible Preferred Stocks — 0.5%
Consumer Discretionary — 0.5%
Automobiles — 0.5%
Motors Liquidation Co., Senior Debentures, Series A	4.500%	3/6/32	1,606	$10,439	*
Motors Liquidation Co., Senior Debentures, Series B	5.250%	3/6/32	814,445	5,489,359	*
Motors Liquidation Co., Senior Debentures, Series C	6.250%	7/15/33	1,514,912	10,301,402	*
Total Consumer Discretionary				15,801,200
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA)	5.375%		44	88,000	*
Total Convertible Preferred Stocks (Cost — $15,856,417)				15,889,200
Preferred Stocks — 0.1%
Consumer Discretionary — 0.0%
Automobiles — 0.0%
Motors Liquidation Co.	1.500%		27,922	186,519	*
Financials — 0.1%
Diversified Financial Services — 0.1%
Home Ownership Funding Corp.	1.000%		5,575	535,936	(b)(e)(f)
Home Ownership Funding II	1.000%		5,000	480,661	(b)(e)(f)
Total Diversified Financial Services				1,016,597
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		844,875	287,257	*(c)
Federal National Mortgage Association (FNMA)	7.000%		26,600	15,960	*(c)
Federal National Mortgage Association (FNMA)	8.250%		578,475	196,682	*(c)
Total Thrifts & Mortgage Finance				499,899
Total Financials				1,516,496
Total Preferred Stocks (Cost — $46,151,170)				1,703,015

		Expiration Date	Contracts
Purchased Options — 0.1%
Eurodollar Futures, Put @ $99.25		9/13/10	646	117,088
Eurodollar Mid Curve 1-Year Futures, Put @ $98.75		9/10/10	406	78,663
Interest rate swaption with Credit Suisse First Boston Inc., Call @ $4.25		3/16/11	29,100,000	2,606,016
Interest rate swaption with Credit Suisse First Boston Inc., Put @ $4.35		3/16/11	87,300,000	518,125
U.S. Treasury 10-Year Notes Futures, Call @ $119.50		8/27/10	185	635,937
U.S. Treasury 10-Year Notes Futures, Call @ $121.50		8/27/10	268	523,437
Total Purchased Options (Cost — $4,585,559)				4,479,266
Total Investments before Short-Term Investments (Cost — $3,595,936,004)				3,334,938,449

		Maturity Date	Face Amount
Short-Term Investments — 3.1%
Supranationals/Sovereigns — 0.3%
International Bank for Reconstruction & Development, Discount Notes (Cost — $9,999,833)	0.120%	7/6/10	$10,000,000	9,999,833	(j)

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	19

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreement — 2.8%
Goldman Sachs & Co. repurchase agreement dated 6/30/10; Proceeds at maturity — $88,031,049; (Fully collateralized by U.S. government agency obligations, 4.375% due 10/22/10; Market value — $89,793,406) (Cost — $88,031,000)	0.020%	7/1/10	$88,031,000	$88,031,000
Total Short-Term Investments (Cost — $98,030,833)				98,030,833
Total Investments — 107.4% (Cost — $3,693,966,837#)				3,432,969,282
Liabilities in Excess of Other Assets — (7.4)%				(235,892,766)
Total Net Assets — 100.0%				$3,197,076,516

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of June 30, 2010.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
GO	— General Obligation
HELOC	— Home Equity Line of Credit
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

20	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset Core Bond Portfolio

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Call	9/13/10	$99.13	529	$360,381
Eurodollar Futures, Call	3/14/11	98.75	269	348,019
Eurodollar Futures, Call	3/14/11	98.88	250	260,938
Eurodollar Futures, Put	9/13/10	98.63	646	40,375
Eurodollar Futures, Put	3/14/11	98.88	250	82,812
Eurodollar Futures, Put	3/14/11	98.75	269	73,975
Eurodollar Mid Curve 1-Year Futures, Put	9/10/10	98.50	406	40,600
U.S. Treasury 10-Year Notes Futures, Call	8/27/10	119.00	277	1,069,047
U.S. Treasury 10-Year Notes Futures, Call	8/27/10	123.50	101	94,688
U.S. Treasury 30-Year Bonds Futures, Call	7/23/10	128.00	350	432,031

		Strike Rate	Notional Par
Interest rate swaption with Barclays Capital Inc., Call	10/3/13	4.86%	31,920,000	3,132,961
Interest rate swaption with Barclays Capital Inc., Put	10/3/13	4.86	31,920,000	1,193,546
Interest rate swaption with Credit Suisse First Boston Inc., Call	8/27/14	4.70	15,610,000	867,014
Interest rate swaption with Credit Suisse First Boston Inc., Put	8/27/14	4.70	15,610,000	411,720
Interest rate swaption with Deutsche Bank Securities Inc., Call	9/2/14	4.70	4,740,000	263,070
Interest rate swaption with Deutsche Bank Securities Inc., Put	9/2/14	4.70	4,740,000	125,407
Interest rate swaption with Greenwich Capital Markets Inc., Call	10/2/13	4.97	57,220,000	5,950,033
Interest rate swaption with Greenwich Capital Markets Inc., Put	10/2/13	4.97	57,220,000	1,994,838
Interest rate swaption with JPMorgan Securities Inc., Call	10/3/13	4.86	25,300,000	2,483,205
Interest rate swaption with JPMorgan Securities Inc., Put	10/3/13	4.86	25,300,000	946,012
Total Written Options (Premiums received — $17,564,822)				$20,170,672

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $3,693,966,837)	$3,432,969,282
Cash	989
Receivable for securities sold	315,179,967
Interest receivable	27,652,212
Premiums paid for open swaps	26,363,688
Unrealized appreciation on swaps	25,593,400
Receivable for Fund shares sold	9,928,190
Principal paydown receivable	529,614
Receivable for open swap contracts	415,102
Receivable from broker — variation margin on open futures contracts	96,636
Prepaid expenses	31,256
Other assets	1,486
Total Assets	3,838,761,822

Liabilities:
Payable for securities purchased	537,938,500
Unrealized depreciation on swaps	37,103,526
Premiums received for open swaps	22,238,109
Written options, at value (premium received $17,564,822)	20,170,672
Payable for Fund shares repurchased	18,361,322
Payable for open swap contracts	3,074,571
Investment management fee payable	1,085,440
Distributions payable	388,304
Distribution fees payable	202,897
Directors’ fees payable	56,207
Accrued expenses	1,065,758
Total Liabilities	641,685,306
Total Net Assets	$3,197,076,516

Net Assets:
Par value (Note 7)	$284,685
Paid-in capital in excess of par value	3,853,946,646
Undistributed net investment income	12,581,016
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(396,331,725)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(273,404,106)
Total Net Assets	$3,197,076,516

Shares Outstanding:
Class IS1	17,476,896
Class I1	187,313,620
Class FI1	79,894,806

Net Asset Value:
Class IS1	$11.24
Class I1	$11.23
Class FI1	$11.23

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

See Notes to Financial Statements.

22	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$84,224,703
Dividends	39,005
Total Investment Income	84,263,708

Expenses:
Investment management fee (Note 2)	7,298,079
Distribution fees (Notes 2 and 5)	1,436,822
Transfer agent fees (Note 5)	1,396,874
Custody fees	167,424
Directors’ fees	95,947
Legal fees	56,873
Shareholder reports (Note 5)	51,492
Audit and tax	46,810
Registration fees	7,212
Total Expenses	10,557,533
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(242,340)
Compensating balance arrangements (Note 1)	(626)
Net Expenses	10,314,567
Net Investment Income	73,949,141

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	307,644
Futures contracts	8,853,609
Written options	2,386,837
Swap contracts	(30,406,184)
Net Realized Loss	(18,858,094)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	202,732,326
Futures contracts	3,089,131
Written options	253,280
Swap contracts	20,406,832
Change in Net Unrealized Appreciation/Depreciation	226,481,569
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	207,623,475
Increase in Net Assets from Operations	$281,572,616

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	23

Statements of changes in net assets

For The Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$73,949,141	$171,963,219
Net realized loss	(18,858,094)	(180,425,022)
Change in net unrealized appreciation/depreciation	226,481,569	710,173,440
Increase in Net Assets From Operations	281,572,616	701,711,637

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(82,321,493)	(195,641,251)
Decrease in Net Assets From Distributions to Shareholders	(82,321,493)	(195,641,251)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	359,552,873	673,699,791
Reinvestment of distributions	81,326,127	185,690,447
Cost of shares repurchased	(1,059,488,912)	(1,717,476,952)
Decrease in Net Assets From Fund Share Transactions	(618,609,912)	(858,086,714)
Decrease in Net Assets	(419,358,789)	(352,016,328)

Net Assets:
Beginning of period	3,616,435,305	3,968,451,633
End of period*	$3,197,076,516	$3,616,435,305
* Includes undistributed net investment income of:	$12,581,016	$20,953,368

See Notes to Financial Statements.

24	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2010[3]		2009	2008[4]

Net asset value, beginning of period	$10.63		$9.09	$10.11

Income (loss) from operations:
Net investment income	0.24		0.48	0.15
Net realized and unrealized gain (loss)	0.63		1.61	(0.87)
Total income (loss) from operations	0.87		2.09	(0.72)

Less distributions from:
Net investment income	(0.26)		(0.55)	(0.30)
Total distributions	(0.26)		(0.55)	(0.30)

Net asset value, end of period	$11.24		$10.63	$9.09
Total return[5]	8.26%		23.72%	(7.08)%

Net assets, end of period (000s)	$196,386		$247,070	$240,681

Ratios to average net assets:
Gross expenses	0.44%[6]		0.44%	0.45%[6]
Net expenses	0.44	[6],7	0.44	0.45 [6,7]
Net investment income	4.28	[6]	5.0	5.2 [6]

Portfolio turnover rate	128%		221%	141%

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2010 (unaudited).

[4]	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements to the expense ratio was less than 0.01%.

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	25

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2009	2008[3]		2008[4]	2007[4]	2006[4]	2005[4]

Net asset value, beginning of period	$10.62		$9.08	$10.54		$11.37	$11.05	$11.29	$11.81

Income (loss) from operations:
Net investment income	0.23	[5]	0.48 [5]	0.42	[5]	0.58 [5]	0.55 [5]	0.49	0.39
Net realized and unrealized gain (loss)	0.64		1.61	(1.34)		(0.78)	0.34	(0.22)	(0.21)
Total income (loss) from operations	0.87		2.09	(0.92)		(0.20)	0.89	0.27	0.18

Less distributions from:
Net investment income	(0.26)		(0.55)	(0.54)		(0.58)	(0.57)	(0.51)	(0.39)
Net realized gains	—		—	—		(0.05)	—	(0.00) [6]	(0.31)
Total distributions	(0.26)		(0.55)	(0.54)		(0.63)	(0.57)	(0.51)	(0.70)

Net asset value, end of period	$11.23		$10.62	$9.08		$10.54	$11.37	$11.05	$11.29
Total return[7]	8.23%		23.68%	(8.88)%		(1.88)%	8.23%	2.46%	1.68%

Net assets, end of period (000s)	$2,103,435		$2,170,146	$2,558,597		$5,140,277	$4,975,052	$4,243,248	$3,277,782

Ratios to average net assets:
Gross expenses	0.50%[8]		0.49%	0.47%[8]		0.44%	0.47%	0.45%	0.46%
Net expenses	0.50	[8,9]	0.49	0.47	[8,9]	0.44	0.47 [9]	0.45 [9]	0.46 [9]
Net investment income	4.24	[8]	5.0	5.6	[8]	5.3	4.9	4.3	3.4

Portfolio turnover rate	128%		221%	141%		455%	432%	540%	407%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	The impact of compensating balance arrangements to the expense ratio was less than 0.01%.

See Notes to Financial Statements.

26	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2009	2008[3]		2008[4]	2007[4]	2006[4]	2005[4]

Net asset value, beginning of period	$10.62		$9.08	$10.54		$11.37	$11.05	$11.29	$11.81

Income (loss) from operations:
Net investment income	0.22	[5]	0.45 [5]	0.40	[5]	0.56 [5]	0.51 [5]	0.47	0.38
Net realized and unrealized gain (loss)	0.63		1.61	(1.34)		(0.79)	0.35	(0.22)	(0.23)
Total income (loss) from operations	0.85		2.06	(0.94)		(0.23)	0.86	0.25	0.15

Less distributions from:
Net investment income	(0.24)		(0.52)	(0.52)		(0.55)	(0.54)	(0.49)	(0.36)
Net realized gains	—		—	—		(0.05)	—	(0.00) [6]	(0.31)
Total distributions	(0.24)		(0.52)	(0.52)		(0.60)	(0.54)	(0.49)	(0.67)

Net asset value, end of period	$11.23		$10.62	$9.08		$10.54	$11.37	$11.05	$11.29
Total return[7]	8.09%		23.37%	(9.06)%		(2.12)%	7.95%	2.19%	1.42%

Net assets, end of period (000s)	$897,256		$1,199,219	$1,169,174		$1,627,400	$1,402,721	$360,819	$265,518

Ratios to average net assets:
Gross expenses	0.79%[8]		0.78%	0.77%[8]		0.69%	0.72%	0.70%	0.72%
Net expenses	0.75	[8],9,10	0.75 [9]	0.72	[8,9,10]	0.69	0.72 [10]	0.70 [10]	0.72 [10]
Net investment income	3.99	[8]	4.7	5.3	[8]	5.1	4.6	4.1	4.2

Portfolio turnover rate	128%		221%	141%		455%	432%	540%	407%

[1]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements to the expense ratio was less than 0.01%.

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund offers three classes of shares: Class IS, Class I and Class FI. Prior to April 2010, Class IS, Class I and Class FI shares were known as Institutional Select Class, Institutional Class and Financial Intermediary Class shares, respectively. Shares in the Class FI bear a distribution fee. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Class FI shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

28	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$1,083,904,712	$5,446,780	$1,089,351,492
Asset-backed securities	—	122,612,264	3,204,000	125,816,264
Collateralized mortgage obligations	—	561,333,426	328,600	561,662,026
Mortgage-backed securities	—	808,997,927	—	808,997,927
Municipal bonds	—	36,527,326	—	36,527,326
Sovereign bonds	—	15,352,463	—	15,352,463
U.S. government & agency obligations	—	565,492,736	—	565,492,736
U.S. treasury inflation protected securities	—	109,666,734	—	109,666,734
Convertible preferred stocks	—	15,889,200	—	15,889,200
Preferred stocks	$499,900	186,519	1,016,596	1,703,015
Purchased options	1,355,125	3,124,141	—	4,479,266
Total long-term investments	$1,855,025	$3,323,087,448	$9,995,976	$3,334,938,449
Short-term investments†	—	98,030,833	—	98,030,833
Total investments	$1,855,025	$3,421,118,281	$9,995,976	$3,432,969,282
Other financial instruments:
Futures contracts	$1,709,425	—	—	$1,709,425
Written options	(2,802,865)	$(17,367,807)	—	(20,170,672)
Total return swap‡	—	201,070	—	201,070
Interest rate swaps‡	—	(22,115,401)	—	(22,115,401)
Credit default swaps on corporate issues — sell protection‡	—	1,723,403	—	1,723,403
Credit default swaps on corporate issues — buy protection‡	—	2,213,938	—	2,213,938
Credit default swaps on credit indices — sell protection‡	—	(14,461,838)	—	(14,461,838)
Credit default swaps on credit indices — buy protection‡	—	25,054,281	—	25,054,281
Total other financial instruments	$(1,093,440)	$(24,752,354)	—	$(25,845,794)
Total	$761,585	$3,396,365,927	$9,995,976	$3,407,123,488

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset- Backed Securities	Collateralized Mortgage Obligations	Preferred Stocks	Total
Balance as of December 31, 2009	—	—	—	$1,016,059	$1,016,059
Accrued premiums/discounts	—	$491	—	—	491
Realized gain/(loss)[1]	—	—	—	—	—
Change in unrealized appreciation (depreciation)[2]	—	(491)	—	537	46
Net purchases (sales)	—	3,204,000	$328,600	—	3,532,600
Transfers in to Level 3	$5,446,780	—	—	—	5,446,780
Transfers out of Level 3	—	—	—	—	—
Balance as of June 30, 2010	$5,446,780	$3,204,000	$328,600	$1,016,596	$9,995,976
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[2]	—	$(491)	—	$537	$46

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	29

subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issue basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in

30	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swap agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recognized in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	31

the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment in the Statement of Operations.

As disclosed in the Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of June 30, 2010 was $20,134,683. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for all swaps was $22,329,138. If a defined credit event had occurred as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay up to $523,026,619 less the value of the contracts’ related reference obligations

Credit default swaps.

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

32	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps.

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps.

The Fund may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively.

(k) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

(l) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	33

the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, a Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intend to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions) so that total operating expenses are not expected to exceed the Fee Cap for Class IS and Class FI. Western Asset also agreed to waive their advisory fees (which

34	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

is paid by LMPFA, and not the Fund) in corresponding amounts under both the Fee Cap and the Flat Waiver. This arrangement cannot be terminated prior to April 30, 2011 without the Board’s consent.

With respect to Class IS and Class FI, the manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described below or the limit then in effect. The following chart shows the annual rates of management fees, fee caps or flat waivers (as applicable), management fees waived and potential fees which may be recaptured for the Fund’s share classes.

	Asset Breakpoint for Management Fee	Management Fee	Fee Cap	Flat Waiver	Management Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture
Class IS1	Up to $500 million	0.450%	0.50%	—	—	—
	Next $500 million	0.425%
	In excess of $1 billion	0.400%
Class I1	Up to $500 million	0.450%	—	—	—	—
	Next $500 million	0.425%
	In excess of $1 billion	0.400%
Class FI1	Up to $500 million	0.450%	0.75%	—	—	$1,103,395
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as distributor of the Fund’s shares.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$249,227,688	$4,423,798,454
Sales	547,603,389	4,619,753,765

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$160,520,817
Gross unrealized depreciation	(421,518,372)
Net unrealized depreciation	$(260,997,555)

At June 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
90-Day Eurodollar	449	9/10	$111,419,736	$111,514,763	$95,027
U.S. Treasury 2-Year Notes	1,182	9/10	257,559,935	258,654,845	1,094,910
U.S. Treasury 5-Year Notes	4,043	9/10	472,114,273	478,495,369	6,381,096
U.S. Treasury Bonds	816	9/10	107,878,159	110,823,000	2,944,841
					$10,515,874

Contracts to Sell:
90-Day Eurodollar	441	6/11	108,867,692	109,213,650	(345,958)
U.S. Treasury 10-Year Notes	2,813	9/10	338,086,773	344,724,359	(6,637,586)
U.S. Treasury 30-Year Bonds	447	9/10	55,169,595	56,992,500	(1,822,905)
					$(8,806,449)
Net unrealized gain on open futures contracts					$1,709,425

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	35

During the six months ended June 30, 2010, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding December 31, 2009	330,544,160	$18,613,082
Options written	5,603	2,689,181
Options closed	(22,084,744)	(2,466,884)
Options exercised	(235)	(69,002)
Options expired	(38,881,437)	(1,201,555)
Written options, outstanding June 30, 2010	269,583,347	$17,564,822

At June 30, 2010, the Fund had the following open swap contracts:

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund‡	Periodic Payments Received By The Fund‡	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclay’s Capital Inc.	$9,895,000	10/1/10	TRX-CMBS	TRX-CMBS Reset	—	$201,070	*

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund‡	Periodic Payments Received By The Fund‡	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC	$4,700,000	3/1/13	5.104% semi-annually	3-Month LIBOR	—	$(480,147)
Banc of America Securities LLC	2,740,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	(357,673)
Banc of America Securities LLC	4,400,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(608,039)
Banc of America Securities LLC	2,750,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(469,204)
Banc of America Securities LLC	4,120,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(732,833)
Banc of America Securities LLC	91,600,000	2/15/25	4.295% semi-annually	3-Month LIBOR	—	(9,644,161)
Barclay’s Capital Inc.	5,600,000	11/1/11	5.439% semi-annually	3-Month LIBOR	—	(346,267)
Barclay’s Capital Inc.	3,550,000	6/25/12	5.060% semi-annually	3-Month LIBOR	—	(285,207)
Barclay’s Capital Inc.	3,520,000	9/15/12	5.189% semi-annually	3-Month LIBOR	—	(318,508)
Barclay’s Capital Inc.	16,960,000	11/20/19	3.900% semi-annually	3-Month LIBOR	—	(1,364,863)
Citigroup Global Markets	5,500,000	9/15/11	3.340% semi-annually	3-Month LIBOR	—	(169,993)
Credit Suisse First Boston Inc.	3,070,000	9/15/10	5.003% semi-annually	3-Month LIBOR	—	(28,389)
Credit Suisse First Boston Inc.	3,020,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(336,363)
Credit Suisse First Boston Inc.	3,290,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(418,567)
Credit Suisse First Boston Inc.	3,050,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(461,707)
Credit Suisse First Boston Inc.	2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(428,009)
Deutsche Bank AG	5,620,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(902,965)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(758,320)
JP Morgan Chase & Co.	4,270,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(556,950)
JP Morgan Chase & Co.	24,000,000	3/17/20	3.600% semi-annually	3-Month LIBOR	$34,036	(1,316,205)
Morgan Stanley & Co. Inc.	2,750,000	3/15/12	4.763% semi-annually	3-Month LIBOR	—	(180,454)
Morgan Stanley & Co. Inc.	3,400,000	4/30/16	5.189% semi-annually	3-Month LIBOR	—	(544,393)
Morgan Stanley & Co. Inc.	28,710,000	9/16/19	3.250% semi-annually	3-Month LIBOR	(358,146)	(425,864)
RBS Greenwich	4,250,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(656,210)
Total	$237,410,000				$(324,110)	$(21,791,291)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2010[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	$1,700,000	3/20/15	7.16%	2.930% quarterly	$(271,156)	—	$(271,156)

36	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2010[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group Inc. (Countrywide Financial, 0.000%, due 2/8/31)	$4,700,000	9/20/12	1.18%	6.000% quarterly	$495,803	—	$495,803
RBS Greenwich (Countrywide Home Loans Inc., 4.000%, due 3/22/11)	25,000,000	6/20/12	1.17%	0.720% quarterly	(217,123)	—	(217,123)
RBS Greenwich (Countrywide Home Loans Inc., 4.000%, due 3/22/11)	10,000,000	9/20/12	1.18%	2.750% quarterly	344,159	—	344,159
RBS Greenwich (Countrywide Home Loans Inc., 4.000%, due 3/22/11)	9,100,000	9/20/12	1.18%	6.000% quarterly	959,960	—	959,960
RBS Greenwich (Countrywide Home Loans Inc., 4.000%, due 3/22/11)	9,100,000	9/20/12	1.18%	6.100% quarterly	979,861	—	979,861
RBS Greenwich (Countrywide Home Loans Inc., 4.000%, due 3/22/11)	10,000,000	12/20/12	1.20%	5.000% quarterly	919,640	$(613,797)	1,533,437
RBS Greenwich (Ford Motor Credit Co., 7.000%, due 10/1/13)	25,000,000	12/20/10	2.70%	4.260% quarterly	184,327	—	184,327
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	7,500,000	9/20/10	3.00%	5.750% quarterly	46,526	—	46,526
RBS Greenwich (Ryland Group Inc., 5.375%, due 1/15/15)	9,800,000	12/20/12	1.58%	2.400% quarterly	194,288	—	194,288
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	25,000,000	6/20/12	4.95%	1.780% quarterly	(1,446,963)	—	(1,446,963)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	10,000,000	9/20/12	5.06%	2.670% quarterly	(485,311)	—	(485,311)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	5,000,000	9/20/10	0.22%	0.470% quarterly	2,808	—	2,808
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	12,500,000	12/20/10	0.22%	0.500% quarterly	16,584	—	16,584
Total	$164,400,000				$1,723,403	$(613,797)	$2,337,200

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Home Depot Inc., 3.750%, due 9/15/09)	$2,740,000	12/20/13	0.635% quarterly	$(15,075)	—	$(15,075)
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	4,400,000	12/20/15	0.730% monthly	163,632	—	163,632
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	4,120,000	12/20/16	1.040% quarterly	365,509	—	365,509
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	3,410,000	3/20/13	1.050% monthly	329,164	—	329,164
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	2,750,000	12/20/15	1.130% quarterly	27,000	—	27,000
Barclay’s Capital Inc. (AmerisourceBergen Corp., 5.625%, due 9/15/12)	3,520,000	9/20/12	0.500% quarterly	31,631	—	31,631

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	37

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value		Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclay’s Capital Inc. (Health Care Property Investments Inc., 6.450%, due 6/25/12)	$3,550,000	6/20/12	0.630% quarterly	$44,754		—	$44,754
Barclay’s Capital Inc. (Motorola Inc., 6.500%, due 9/1/25)	5,600,000	12/20/11	0.320% quarterly	(12,041)		—	(12,041)
Credit Suisse First Boston Inc. (AmerisourceBergen Corp., 8.125%, due 9/1/08)	3,050,000	9/20/15	0.900% quarterly	90,371		—	90,371
Credit Suisse First Boston Inc. (Marsh & McLennan Co. Inc., 5.375%, due 7/15/14)	3,070,000	9/20/10	0.460% quarterly	3,913		—	3,913
Credit Suisse First Boston Inc. (Masco Corp., 5.875%, due 7/15/12)	3,320,000	9/20/13	0.750% quarterly	128,218		—	128,218
Credit Suisse First Boston Inc. (Southwest Airlines Co., 5.250%, due 10/1/14)	2,420,000	3/20/17	0.690% quarterly	134,850		—	134,850
Credit Suisse First Boston Inc. (Waste Management Inc., 7.375%, due 8/1/10)	3,290,000	3/20/14	0.490% quarterly	76,925		—	76,925
Deutsche Bank AG (Autozone Inc., 6.950%, due 6/15/16)	5,620,000	6/20/16	0.580% quarterly	48,337		—	48,337
Deutsche Bank AG (CenturyTel Inc., 7.875%, due 8/15/12)	4,120,000	3/20/17	0.890% quarterly	291,905		—	291,905
JP Morgan Chase & Co. (Bell South Corp., 6.000%, due 10/15/11)	4,270,000	9/20/14	0.280% quarterly	23,387		—	23,387
Morgan Stanley & Co. Inc. (Sara Lee Corp., 6.125% due 11/1/32)	5,500,000	9/20/11	0.620% quarterly	(19,634)		—	(19,634)
Morgan Stanley & Co. Inc. (Viacom Inc., 6.250%, due 4/30/16)	5,460,000	3/20/12	0.360% quarterly	(5,210)		—	(5,210)
Morgan Stanley & Co. Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	2,750,000	3/20/12	0.740% quarterly	12,866		—	12,866
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	4,250,000	3/20/16	0.480% monthly	42,422		—	42,422
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	456,715	8/25/45	2.550% monthly	451,014	[5]	—	451,014	*
Total	$77,666,715			$2,213,938		—	$2,213,938

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (CDX IG 9)	$141,424,800	12/20/12	0.600% quarterly	$(2,553,340)	$(1,498,263)	$(1,055,077)
Banc of America Securities LLC (PrimeX.FRM.1)	12,274,339	7/25/36	4.420% monthly	897,561	1,159,531	(261,970)
Credit Suisse First Boston Inc. (ABX.HE-AAA 06-1)	5,331,255	7/25/45	0.180% monthly	(666,407)	(437,616)	(228,791)
Credit Suisse First Boston Inc. (CDX IG 9)	19,940,800	12/20/12	0.600% quarterly	(360,019)	(197,900)	(162,119)
Credit Suisse First Boston Inc. (CDX IG HVOL 10)	18,106,602	6/20/13	3.500% quarterly	401,457	(294,571)	696,028
Credit Suisse First Boston Inc. (CDX IG HVOL 10)	12,879,954	6/20/13	3.500% quarterly	285,573	110,321	175,252
Credit Suisse First Boston Inc. (CMBX 3 2007-1 AAA)	8,140,000	12/13/49	0.080% monthly	(997,150)	(1,106,924)	109,774
Deutsche Bank AG (ABX.HE-AAA 06-1)	7,859,145	7/25/45	0.180% monthly	(982,393)	(649,725)	(332,668)
Deutsche Bank AG (ABX.HE-AAA 06-1)	8,426,300	7/25/45	0.180% monthly	(1,053,287)	(731,089)	(322,198)

38	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (ABX.HE-AAA 06-1)	$4,213,150	7/25/45	0.180% monthly	$(526,644)	$(451,082)	$(75,562)
Goldman Sachs Group Inc. (CDX HY 9)	17,580,000	12/20/12	1.800% quarterly	(1,201,785)	—	(1,201,785)
Goldman Sachs Group Inc. (CDX HY 9)	4,360,000	12/20/12	2.000% quarterly	(277,077)	—	(277,077)
Goldman Sachs Group Inc. (CDX HY 9)	10,000,000	12/20/12	5.440% quarterly	192,014	—	192,014
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA)	5,001,000	10/12/52	0.100% monthly	(362,572)	(300,060)	(62,512)
JP Morgan Chase & Co. (CMBX 3 2007-1 AAA)	38,430,000	12/13/49	0.080% quarterly	(4,707,675)	(12,411,952)	7,704,277
Merrill Lynch & Co. Inc. (CDX HY 9)	4,650,000	12/20/12	2.000% quarterly	(295,507)	—	(295,507)
Merrill Lynch & Co. Inc. (CDX HY 9)	4,580,000	12/20/12	2.300% quarterly	(258,006)	—	(258,006)
Morgan Stanley & Co. Inc. (CMBX 1 2006-1 AAA)	4,312,000	10/12/52	0.100% monthly	(312,620)	(307,230)	(5,390)
Morgan Stanley & Co. Inc. (CMBX 4 2007-2 AAA)	6,890,000	2/17/51	0.350% monthly	(938,762)	(981,825)	43,063
Morgan Stanley & Co. Inc. (CMBX NA AM 1)	7,614,000	10/12/52	0.500% monthly	(1,113,547)	(1,123,065)	9,518
Morgan Stanley & Co., Inc. (CDX IG HVOL 10)	9,333,300	6/20/13	3.500% quarterly	206,937	33,633	173,304
RBS Greenwich (CDX IG HVOL 10)	7,279,974	6/20/13	3.500% quarterly	161,411	79,152	82,259
Total	$358,626,619			$(14,461,838)	$(19,108,665)	$4,646,827

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (CDX IG 9)	$87,216,800	12/20/14	0.700% quarterly	$2,879,986	$1,810,697	$1,069,289
Barclays Capital Inc. (CDX IG HVOL 10)	9,333,300	6/20/13	3.500% quarterly	(206,937)	(254,583)	47,646
Credit Suisse First Boston Inc. (CDX IG 9)	12,390,400	12/20/14	0.700% quarterly	409,143	247,978	161,165
Credit Suisse First Boston Inc. (CMBX 3 2007-1 AAA)	18,625,000	12/13/49	0.080% monthly	2,281,563	6,047,393	(3,765,830)
Credit Suisse First Boston Inc. (CMBX 4 2007-2 AJ)	9,900,000	2/17/51	0.960% monthly	4,554,000	2,059,282	2,494,718
Goldman Sachs Group Inc. (CDX IG HVOL 10)	18,199,935	6/20/13	3.500% quarterly	(403,527)	128,115	(531,642)
Goldman Sachs Group Inc. (CMBX 4 2007-2 AJ)	10,000,000	2/17/51	0.960% monthly	4,600,000	2,080,083	2,519,917
Goldman Sachs Group Inc. (CMBX NA AM 4)	4,280,000	2/17/51	0.500% monthly	1,144,900	1,078,085	66,815
JP Morgan Chase & Co. (CDX IG HVOL 10)	20,066,595	6/20/13	3.500% quarterly	(444,915)	(520,281)	75,366
JP Morgan Chase & Co. (CMBX 2 2006-2 AAA)	4,763,000	3/15/49	0.070% monthly	428,670	339,364	89,306
JP Morgan Chase & Co. (CMBX 3 2007-1 AAA)	19,805,000	12/13/49	0.080% monthly	2,426,113	6,429,701	(4,003,588)
Merrill Lynch & Co. Inc. (CMBX 4 2007-2 AJ)	9,900,000	2/17/51	0.960% monthly	4,554,000	2,059,282	2,494,718
Morgan Stanley & Co. Inc. (CMBX 2 2006-2 AAA)	12,130,000	3/15/49	0.070% monthly	1,091,700	985,563	106,137
Morgan Stanley & Co. Inc. (CMBX 2 2006-2 AAA)	4,212,000	3/15/49	0.070% monthly	379,080	352,755	26,325
Morgan Stanley & Co. Inc. (CMBX NA AM 4)	5,086,000	2/17/51	0.500% monthly	1,360,505	1,328,717	31,788
Total	$245,908,030			$25,054,281	$24,172,151	$882,130

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	39

[2]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the notional amount of the swap agreement had been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

*	Security is valued in good faith at fair value in accordance with procedures approve by the Board of Directors.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options[2]	$4,479,266	—	$4,479,266
Futures contracts[3]	10,515,874	—	10,515,874
Swap contracts[4]	235,106	$51,721,982	51,957,088
Total	$15,230,246	$51,721,982	$66,952,228

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Written options	$20,170,672	—	$20,170,672
Futures contracts[3]	8,806,449	—	8,806,449
Swap contracts[4]	22,149,437	$37,192,198	59,341,635
Total	$51,126,558	$37,192,198	$88,318,756
[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments of value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid/(received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options	$(1,301,439)	—	$(1,301,439)
Written options	2,386,837	—	2,386,837
Futures contracts	8,853,609	—	8,853,609
Swap contracts	(8,317,228)	$(22,088,956)	(30,406,184)
Total	$1,621,779	$(22,088,956)	$(20,467,177)

40	Western Asset Core Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options	$(2,848,045)	—	$(2,848,045)
Written options	253,280	—	253,280
Futures contracts	3,089,131	—	3,089,131
Swap contracts	(16,769,322)	$37,176,154	20,406,832
Total	$(16,274,956)	$37,176,154	$20,901,198

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$3,905,079
Written options	18,983,679
Futures contracts (to buy)	1,320,793,121
Futures contracts (to sell)	519,425,028

Average Notional Balance‡
Interest rate swap contracts	$429,232,857
Credit default swap contracts (to buy protection)	347,361,788
Credit default swap contracts (to sell protection)	672,123,662
Total return swap contracts	9,523,571

‡	Amounts are denominated in U.S. dollars, unless otherwise noted.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

As of June 30, 2010, the total value of swap positions with credit related contingent features in a net liability position was $20,134,683. If a contingent feature would have been triggered as of June 30, 2010, the Fund would have been required to pay this amount in cash to its counterparties. The Fund posted collateral for its swap transactions in the amount of $36,827,459.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class FI shares calculated at an annual rate of 0.25% of the average daily net assets of the Class FI. Distribution fees are accrued and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports
Class IS1	—	$2,748	$1,000
Class I1	—	774,612	33,857
Class FI1	$1,436,822	619,514	16,635
Total	$1,436,822	$1,396,874	$51,492

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

Western Asset Core Bond Portfolio 2010 Semi-Annual Report	41

For the six months ended June 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class IS1	—
Class I1	—
Class FI1	$242,340
Total	$242,340

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class IS1	$4,749,893	$14,404,830
Class I1	51,939,994	120,818,761
Class FI1	25,631,606	60,417,660
Total	$82,321,493	$195,641,251

[1]	In April 2010, Institutional Select Class, Institutional and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

7. Capital shares

At June 30, 2010, the Corporation had 21.15 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class IS1
Shares sold	3,997,382	$44,139,875	5,684,243	$54,085,912
Shares issued on reinvestment	417,925	4,612,960	1,381,067	13,529,293
Shares repurchased	(10,182,748)	(111,497,084)	(10,304,729)	(101,242,066)
Net decrease	(5,767,441)	$(62,744,249)	(3,239,419)	$(33,626,861)

Class I1
Shares sold	14,609,519	$160,514,486	41,315,602	$383,430,599
Shares issued on reinvestment	4,586,586	50,592,862	11,707,840	113,453,329
Shares repurchased	(36,199,235)	(400,180,343)	(130,449,505)	(1,181,617,166)
Net decrease	(17,003,130)	$(189,072,995)	(77,426,063)	$(684,733,238)

Class FI1
Shares sold	14,046,156	$154,898,512	24,695,986	$236,183,280
Shares issued on reinvestment	2,368,912	26,120,305	6,018,661	58,707,825
Shares repurchased	(49,410,550)	(547,811,485)	(46,551,286)	(434,617,720)
Net decrease	(32,995,482)	$(366,792,668)	(15,836,639)	$(139,726,615)

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

8. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $369,226,813, of which $84,734,017 expires in 2015, $33,885,094 expires in 2016 and $250,607,702 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Western Asset

Core Bond Portfolio

Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Bond Portfolio

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information, about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/10 SR10-1152

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
President of Western Asset Funds, Inc.

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
President of Western Asset Funds, Inc.

Date: August 31, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: August 31, 2010